Subsequent Event - Additional Information (Detail) shares in Millions, $ in Millions	Nov. 13, 2015 USD ($)	Apr. 14, 2015 USD ($) shares	Apr. 13, 2015 USD ($) Employees States Facilities Locations MetropolitanAreas	Mar. 31, 2015 States
Subsequent Event [Line Items]
Number of states | States				40
ProBuild Holdings LLC | Scenario Forecast
Subsequent Event [Line Items]
Reverse termination fee	$ 81.3
Subsequent Event
Subsequent Event [Line Items]
Number of warrants outstanding | shares		0.7
Fair value adjustment of stock warrants		$ 4.7
Subsequent Event | JLL Fund V
Subsequent Event [Line Items]
Proceeds from issuance of common stock			$ 40.0
Subsequent Event | Warburg Pincus
Subsequent Event [Line Items]
Proceeds from issuance of common stock			60.0
Subsequent Event | Minimum
Subsequent Event [Line Items]
Proceeds from issuance of common stock			100.0
Subsequent Event | Senior Secured Credit Facility
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity			800.0
Subsequent Event | Senior Secured First Lien Term Loan Facility
Subsequent Event [Line Items]
Term loan amount			550.0
Subsequent Event | Senior Unsecured Bridge Facility
Subsequent Event [Line Items]
Term loan amount			750.0
Subsequent Event | Senior Secured First Lien Term Loan Facility Quantum Increase
Subsequent Event [Line Items]
Term loan amount			350.0
Subsequent Event | ProBuild Holdings LLC
Subsequent Event [Line Items]
Cash consideration for business acquisition			$ 1,630.0
Number of operating facilities | Facilities			350
Number of states | States			40
Number of geographic locations among the top 100 metropolitan statistical areas in which entity operates | Locations			71
Number of metropolitan statistical areas. | MetropolitanAreas			100
Entity number of employees | Employees			10,000